Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
19. Condensed financial information of the parent company
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements’ and concluded that it was applicable for the Company to disclose the financial statements for the parent company.
The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries” and the profit of the subsidiaries is presented as “share of profit of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and 2020.

	As of December 31,
	2019	2020
	RMB	RMB	US$ Note2(f)
Assets
Cash and cash equivalents	157,143	28,435	4,358
Prepaid expenses and other assets	4,443	1,247	191
Investment in and advances to subsidiaries	8,223,441	9,252,605	1,418,025

Total assets	8,385,027	9,282,287	1,422,574

Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	437,071	918,981	140,841

Total liabilities	437,071	918,981	140,841

Shareholders’ equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2019 and 2020; 964,071,169 and 969,071,169 issued as of December 31, 2019 and 2020; 943,436,904 and 824,164,599 outstanding as of December 31, 2019 and 2020)	64	64	10
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2019 and 2020; 586,000,000 and 581,000,000 issued and outstanding as of December 31, 2019 and 2020)	39	39	6
Additional paid-in capital	5,640,898	5,659,990	867,431
Treasury stock (20,634,265 and 144,906,570 shares as of December 31, 2019 and 2020, respectively)	(47,174)	(401,621)	(61,551)
Statutory reserves	317,198	458,058	70,200
Accumulated other comprehensive income	70,320	(5,142)	(787)
Retained earnings	1,966,611	2,651,918	406,424

Total shareholders’ equity	7,947,956	8,363,306	1,281,733

Total liabilities and shareholders’ equity	8,385,027	9,282,287	1,422,574

Statements of comprehensive
income

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ Note 2(f)
Operating expenses
Sales and marketing expenses	(2)	—	—	—
General and administrative expenses	(57,448)	(25,590)	(20,720)	(3,176)

Profits from operations
Other income, net	21,183	7,898	2,158	331
Share of profit of subsidiaries	2,505,341	2,390,542	1,991,262	305,173

Net profit	2,469,074	2,372,850	1,972,700	302,328

Net profit attributable to ordinary shareholders	2,469,074	2,372,850	1,972,700	302,328

Statements of cash flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ Note 2(f)
Net cash used in ( provided by ) operating activities	12,111	8,474	(6,282)	(963)
Net cash provided by (used in) investing activities	(69,660)	86,471	557,936	85,507
Net cash used in financing activities	(438,253)	(401,400)	(636,936)	(97,614)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	22,098	2,544	(43,426)	(6,655)

Net decrease in cash, cash equivalents and restricted cash	(473,704)	(303,911)	(128,708)	(19,725)
Cash, cash equivalents and restricted cash-beginning of year	934,758	461,054	157,143	24,083

Cash, cash equivalents and restricted cash-end of year	461,054	157,143	28,435	4,358